UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2005 (Unaudited)

Shares or
Face Amount		Value
	COMMON STOCKS - 9.71%
	Consumer Staples - 1.88%
	Beverages - 0.94%
61,000	The Coca-Cola Co.	$2,546,750

	Food Products - 0.94%
110,360	ConAgra Foods, Inc.	2,555,938
	Total Consumer Staples	5,102,688

	Energy - 0.05%
	Energy Equipment & Services - 0.05%
17,025	Eagle Geophysical, Inc. (a)	145,819
	Total Energy	145,819

	Financials - 2.98%
	Capital Markets - 0.72%
80,815	WP Stewart & Co. Ltd.	1,953,298

	Commercial Banks - 1.26%
44,700	Bank of America Corp.	2,038,767
41,500	KeyCorp	1,375,725
		3,414,492

	Diversified Financial Services - 0.49%
28,700	Citigroup Inc.	1,326,801

	Thrifts & Mortgage Finance - 0.51%
33,500	Washington Mutual, Inc.	1,363,115
	Total Financials	8,057,706

	Health Care - 0.61%
	Pharmaceuticals - 0.61%
49,625	Bayer AG, ADR	1,651,520
	Total Health Care	1,651,520

	Industrials - 0.61%
	Commercial Services & Supplies - 0.61%
122,450	The ServiceMaster Co.	1,640,830
	Total Industrials	1,640,830

	Information Technology - 0.97%
	Communications Equipment - 0.97%
157,000	Nokia OYJ, ADR	2,612,480
	Total Information Technology	2,612,480

	Telecommunication Services - 2.61%
	Diversified Telecommunication Services - 2.61%
101,210	SBC Communications Inc.	2,403,737
102,750	Sprint Corp.	2,577,998
60,200	Verizon Communications Inc.	2,079,910
	Total Telecommunication Services	7,061,645

	TOTAL COMMON STOCKS (Cost $25,037,725)	26,272,688

	CONVERTIBLE PREFERRED STOCKS - 3.23%
	Energy - 0.60%
	Energy Equipment & Services - 0.60%
76,200	ICO, Inc. (a)	1,635,633
	Total Energy	1,635,633

	Financials - 2.03%
	Commercial Banks - 2.03%
101,200	Boston Private Capital Trust I (Acquired 10/06/2004, Cost $5,060,000) (b)	4,705,800
17,000	Boston Private Capital Trust I	790,500
	Total Financials	5,496,300

	Materials - 0.60%
	Construction Materials - 0.60%
33,500	TXI Capital Trust I	1,614,700
	Total Materials	1,614,700

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,248,202)	8,746,633

	PREFERRED STOCKS - 0.00%
	Consumer Discretionary - 0.00%
	Media - 0.00%
7,250	Adelphia Communications Corp. (a)	5,438
	Total Consumer Discretionary	5,438

	TOTAL PREFERRED STOCKS (Cost $719,125)	5,438

	CORPORATE BONDS - 49.81%
	Consumer Discretionary - 26.12%
	Auto Components - 1.05%
	Lear Corp.
2,755,000	8.110%, 05/15/2009	2,851,122

	Automobiles - 3.55%
	Ford Motor Company
3,880,000	7.450%, 07/16/2031	3,247,374
	Ford Motor Credit Company
2,660,000	7.375%, 10/28/2009	2,601,672
	General Motors Acceptance Corp.
4,195,000	8.000%, 11/01/2031	3,752,897
		6,354,569

	Hotels, Restaurants & Leisure - 11.23%
	Ameristar Casinos, Inc.
1,780,000	10.750%, 02/15/2009	1,944,650
	Argosy Gaming Co.
100,000	9.000%, 09/01/2011	109,875
875,000	7.000%, 01/15/2014	967,969
	Aztar Corp.
1,700,000	7.875%, 06/15/2014	1,806,250
	Circus Circus
3,100,000	7.625%, 07/15/2013	3,286,000
	Host Marriott LP
2,185,000	9.250%, 10/01/2007	2,370,725
	Isle of Capri Casinos
4,025,000	7.000%, 03/01/2014	4,065,250
	John Q. Hamons Hotels
395,000	8.875%, 05/15/2012	432,525
	Mandalay Resort Group
460,000	10.250%, 08/01/2007	508,300
	MGM Mirage
180,000	8.375%, 02/01/2011	197,100
	Mikohn Gaming Corp.
4,587,000	11.875%, 08/15/2008	4,931,025
	Park Place Entertainment Corp.
300,000	8.875%, 09/15/2008	335,625
595,000	8.125%, 05/15/2011	687,225
	Penn National Gaming, Inc.
2,785,000	8.875%, 03/15/2010	2,993,875
1,455,000	6.750%, 03/01/2015 (Acquired 05/18/2005, Cost $1,382,919) (b)	1,451,362
	Royal Caribbean Cruises Ltd.
3,930,000	7.500%, 10/15/2027	4,323,000
		30,410,756

	Household Durables - 3.15%
	Rent-A-Center, Inc.
4,110,000	7.500% due 05/01/2010	4,130,550
	Rent-Way, Inc.
850,000	11.875%, 06/15/2010	956,250
	WCI Communities, Inc.
3,160,000	10.625%, 02/15/2011	3,428,600
		8,515,400

	Leisure Equipment & Products - 0.65%
	Pinnacle Entertainment, Inc.
1,675,000	8.250%, 03/15/2012	1,750,375

	Media - 0.78%
	Charter Communications Holdings Capital Corp.
1,185,000	8.625%, 04/01/2009	885,787
255,000	11.125%, 01/15/2011	191,888
845,000	8.000%, 04/30/2012 (Acquired 04/20/2004, Cost $845,000) (b)	845,000
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	186,594
		2,109,269

	Multiline Retail - 0.01%
	Wal-Mart Stores
36,000	8.750%, 12/29/2006	36,030

	Specialty Retail - 1.22%
	Central Garden and Pet Co.
2,325,000	9.125%, 02/01/2013	2,511,000
	FTD, Inc.
800,000	7.750%, 02/15/2014	788,000
		3,299,000

	Textiles, Apparel & Luxury Goods - 3.81%
	Interface, Inc.
2,250,000	10.375%, 02/01/2010	2,486,250
3,570,000	9.500%, 02/01/2014	3,659,250
	Oxford Industries, Inc.
835,000	8.875%, 06/01/2011	897,625
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,276,000
		10,319,125

	Wireless Telecommunication Services - 0.67%
	Rogers Wireless, Inc.
1,665,000	7.500%, 03/15/2015	1,819,012
	Total Consumer Discretionary	70,712,032

	Consumer Staples - 2.89%
	Food Products - 1.30%
	Pilgrim's Pride Corp.
2,085,000	9.625%, 09/15/2011	2,288,287
1,110,000	9.250%, 11/15/2013	1,237,650
		3,525,937

	Household Products - 0.82%
	Spectrum Brands, Inc.
185,000	8.500%, 10/01/2013	194,250
2,070,000	7.375%, 02/01/2015 (Acquired Multiple Dates, Cost $1,961,751) (b)	2,013,075
		2,207,325

	Personal Products - 0.77%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	2,095,000
	Total Consumer Staples	7,828,262

	Energy - 7.23%
	Oil & Gas - 7.23%
	Giant Industries, Inc.
4,615,000	8.000%, 05/15/2014	4,834,212
	The Premcor Refining Group Inc.
2,200,000	9.250%, 02/01/2010	2,442,000
450,000	9.500%, 02/01/2013	519,750
2,530,000	7.500%, 06/15/2015	2,783,000
	Swift Energy Co.
300,000	9.375%, 05/01/2012	324,750
	Tesoro Petroleum Corp.
3,900,000	9.625%, 04/01/2012	4,333,875
	United Refining Co.
4,200,000	10.500%, 08/15/2012	4,336,500
	Total Energy	19,574,087

	Health Care - 4.56%
	Health Care Equipment & Supplies - 1.79%
	Bausch & Lomb, Inc.
3,265,000	7.125%, 08/01/2028	3,678,440
	Fisher Scientific International Inc.
430,000	8.000%, 09/01/2013	493,425
	Inverness Medical Innovations, Inc.
665,000	8.750%, 02/15/2012	663,338
		4,835,203

	Pharmaceuticals - 2.77%
	Alpharma, Inc.
1,730,000	8.625%, 05/01/2011 (Acquired Multiple Dates, Cost $1,731,713) (b)	1,699,725
	Warner Chilcott Corp.
5,940,000	8.750%, 02/01/2015 (Acquired 01/13/2005, Cost $5,940,000) (b)	5,806,350
		7,506,075
	Total Health Care	12,341,278

	Industrials - 7.10%
	Aerospace & Defense - 1.27%
	Titan Corp.
3,185,000	8.000%, 05/15/2011	3,431,838

	Commercial Services & Supplies - 5.83%
	Allied Waste North America
867,000	9.250%, 09/01/2012	940,695
3,600,000	7.875%, 04/15/2013	3,699,000
	Cenveo Inc.
2,065,000	9.625%, 03/15/2012	2,240,525
	Greenbrier Compainies, Inc.
1,750,000	8.375%, 05/15/2015 (Acquired Multiple Dates, Cost $1,747,570) (b)	1,789,375
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,404,000
4,255,000	7.750%, 01/15/2015	4,297,550
	Mobile Mini, Inc.
1,265,000	9.500%, 07/01/2013	1,405,731
	Philip Services, Inc.
25,106	6.000%, 04/15/2010 (a)(c)(d)(e)	2
		15,776,878
	Total Industrials	19,208,716

	Materials - 1.91%
	Construction Materials - 1.91%
	Texas Industries, Inc.
2,330,000	10.250%, 06/15/2011	2,711,538
	U.S. Concrete, Inc.
2,615,000	8.375%, 04/01/2014	2,471,175
	Total Materials	5,182,713

	TOTAL CORPORATE BONDS (Cost $127,484,670)	134,847,088

	CONVERTIBLE BONDS - 22.66%
	Consumer Discretionary - 9.55%
	Internet & Catalog Retail - 2.06%
	Overstock.Com, Inc.
6,800,000	3.750%, 12/01/2011	5,567,500

	Leisure Equipment & Products - 2.10%
	WMS Industries, Inc.
3,140,000	2.750%, 07/15/2010 (Acquired Multiple dates, Cost $3,199,289) (b)	5,691,250

	Media - 4.49%
	Lions Gate Entertainment Corp.
1,000,000	4.875%, 12/15/2010 (Acquired 11/28/2003, Cost $1,000,000) (b)	1,961,250
6,500,000	2.938%, 10/15/2024 (Acquired 09/29/2004, Cost $6,468,350) (b)	7,076,875
1,500,000	3.625%, 03/15/2025 (Acquired 02/18/2005, Cost $1,500,000) (b)	1,516,875
	Xm Satellite Radio, Inc.
1,700,000	1.750%, 12/01/2009 (Acquired 02/25/2005, Cost $1,564,133) (b)	1,589,500
		12,144,500

	Specialty Retail - 0.90%
	Best Buy
2,175,000	2.250%, 01/15/2022	2,436,000
	Total Consumer Discretionary	25,839,250

	Energy - 0.06%
	Energy Equipment & Services - 0.06%
	Moran Energy, Inc.
161,000	8.750%, 01/15/2008	160,195
	Total Energy	160,195

	Health Care - 4.78%
	Health Care Providers & Services - 0.55%
	Community Health Systems Inc.
1,290,000	4.250%, 10/15/2008	1,493,175

	Pharmaceuticals - 4.23%
	Amylin Pharmaceuticals, Inc.
5,040,000	2.500%, 04/15/2011	4,580,100
	Axcan Pharma, Inc.
1,745,000	4.250%, 04/15/2008 (Acquired Multiple Dates, Cost $1,774,531) (b)	2,139,806
	First Horizon Pharmaceutical Corp.
4,760,000	1.750%, 03/08/2024 (Acquired Multiple Dates, Cost $4,719,793) (b)	4,736,200
		11,456,106
	Total Health Care	12,949,281

	Industrials - 3.79%
	Airlines - 2.32%
	JetBlue Airways Corp.
6,050,000	3.750%, 03/15/2035	6,284,438

	Commercial Services & Supplies - 1.47%
	NCO Group, Inc.
3,985,000	4.750%, 04/15/2006	3,970,056
	Philip Services, Inc.
759,568	3.000%, 04/15/2020 (a)(c)(d)	76
		3,970,132
	Total Industrials	10,254,570

	Information Technology - 4.48%
	Semiconductor & Semiconductor Equipment - 1.74%
	Fairchild Semiconductor International
4,830,000	5.000%, 11/01/2008	4,727,363

	Software - 2.74%
	The BISYS Group Inc.
3,985,000	4.000%, 03/15/2006	3,955,112
	Wind River Systems, Inc.
3,505,000	3.750%, 12/15/2006	3,452,425
		7,407,537
	Total Information Technology	12,134,900

	TOTAL CONVERTIBLE BONDS (Cost $57,355,453)	61,338,196

	SHORT TERM INVESTMENTS - 13.37%
	Investment Company - 0.45%
1,203,214	SEI Daily Income Trust Treasury II Fund - Class B	1,203,214
	Total Investment Companies	1,203,214

	U.S. Treasury Obligations - 12.92%
	Public Finance, Taxation, And Monetary Policy - 12.92%
35,000,000	2.560%, 07/07/2005	34,985,259
	Total U.S. Treasury Obligations

	TOTAL SHORT TERM INVESTMENTS (Cost $36,188,473)	36,188,473

	Total Investments (Cost $255,033,648) - 98.78%	267,398,516

	Other Assets in Excess of Liabilities - 1.22%	3,313,306

	TOTAL NET ASSETS - 100.00%	$270,711,822

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
The total value of these securities amounted to $43,022,443 (15.89% of net assets) at June 30, 2005.
(c)	Security is in default at June 30, 2005.
(d)	Fair valued security. The total value of these securities amounted to $78 (0.00% of net assets) at
June 30, 2005.
(e)	Payment-in-kind security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Buffalo High Yield Fund, Inc.

By (Signature and Title)* /s/Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Kent W. Gasaway, President
                Kent W. Gasaway, President and Treasurer

Date 8/26/05

* Print the name and title of each signing officer under his or her signature.